Operating costs (Details) - CHF (SFr)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Operating costs
Staff costs (note 19)	SFr 221,601	SFr 44,496	SFr 441,014	SFr 145,538
Depreciation (notes 8/9)	25,226	2,118	35,046	4,236
External research and development costs	11,587	68,492	20,981	101,075
Patent maintenance and registration costs	15,540	53,865	29,580	97,119
Professional fees	237,532	320,253	355,873	622,635
D&O insurance	37,027	47,207	74,056	91,857
Fair value of services received at zero costs	9,948	34,505	17,639	105,560
Other operating costs	96,839	198,337	168,629	278,570
Total operating costs	SFr 655,300	SFr 769,273	SFr 1,142,818	SFr 1,446,590